Segmented information	12 Months Ended
Sep. 30, 2025
Disclosure of operating segments [abstract]
Segmented information	Segmented information
The Company has restated its segmented information for the comparative period to conform to the new operating segments and the segment expense disclosures (Note 12). The following tables present information on the Company's operations based on its current management structure. Segment results are based on the location from which the services are delivered - the geographic delivery model.
Furthermore, following its evaluation of the IFRIC agenda decision, the Company has expanded its segment disclosures to reflect salaries, other employee costs and contracted labour costs, for the years ended September 30, 2025 and 2024 (Note 3).

		Year ended September 30, 2025
	Western and Southern Europe	U.S. Commercial and State Government	U.S. Federal	Canada	Scandinavia, Northwest and Central-East Europe	U.K. and Australia	Germany	Finland, Poland and Baltics	Asia Pacific	Eliminations	Total
	$	$	$	$	$	$	$	$	$	$	$
Segment revenue	2,679,167	2,522,956	2,247,943	2,090,682	1,688,887	2,020,016	901,609	903,701	1,014,441	(156,729)	15,912,673
Segment earnings before restructuring, acquisition and related integration costs, net finance costs and income tax expense	354,421	359,174	331,976	472,888	235,202	299,345	108,107	142,128	307,672	—	2,610,913
Restructuring, acquisition and related integration costs (Note 25)											(285,031)
Net finance costs (Note 26)											(83,692)
Earnings before income taxes											2,242,190
Additional information:
Salaries, other employee costs and contracted labour costs	2,084,539	1,820,400	1,651,615	1,264,788	1,124,215	1,359,727	693,328	571,621	614,219	—	11,184,452
Amortization and depreciation[1]	76,012	102,678	76,486	68,741	87,011	60,636	41,608	40,408	36,216	—	589,796
[1] Impairment in intangible assets of $6,716,000 includes an impairment of a business solution in U.S. Commercial and State Government segment for $5,546,000. This asset was no longer expected to generate future economic benefits.

		Year ended September 30, 2024
	Western and Southern Europe	U.S. Commercial and State Government	U.S. Federal	Canada	Scandinavia, Northwest and Central-East Europe	U.K. and Australia	Germany	Finland, Poland and Baltics	Asia Pacific	Eliminations	Total
	$	$	$	$	$	$	$	$	$	$	$
Segment revenue	2,600,198	2,327,309	2,001,391	2,034,995	1,593,434	1,584,833	894,565	859,263	956,145	(175,981)	14,676,152
Segment earnings before restructuring, acquisition and related integration costs, net finance costs and income tax expense	334,165	337,325	322,698	463,171	191,752	251,662	88,438	133,437	293,121	—	2,415,769
Restructuring, acquisition and related integration costs (Note 25)											(96,929)
Net finance costs (Note 26)											(27,889)
Earnings before income taxes											2,290,951
Additional information:
Salaries, other employee costs and contracted labour costs	2,039,082	1,645,109	1,457,486	1,255,333	1,070,070	1,003,640	702,588	553,997	574,081	—	10,301,386
Amortization and depreciation[2]	71,807	97,552	60,779	60,132	82,146	44,999	39,507	37,700	28,908	—	523,530
[2] Impairment in intangible assets of $11,574,000 includes an impairment of a business solution in U.S. Commercial and State Government segment for $7,932,000. This asset was no longer expected to generate future economic benefits.

The accounting policies of each operating segment are the same as those described in Note 3, Summary of material accounting policies. Intersegment revenue is priced as if the revenue was from third parties.
29.    Segmented information (continued)
GEOGRAPHIC INFORMATION
The following table provides external revenue information based on the client’s location which is different from the revenue presented under operating segments, due to the intersegment revenue, for the years ended September 30:

	2025	2024
	$	$
Western and Southern Europe
France	2,293,714	2,253,580
Portugal	131,043	120,471
Spain	130,478	118,693
Others	66,015	56,112
	2,621,250	2,548,856

U.S.[1]	5,063,038	4,574,294

Canada	2,302,236	2,208,938

Scandinavia, Northwest and Central-East Europe
Sweden	713,513	692,192
Netherlands	678,664	633,337
Norway	111,134	110,025
Denmark	96,256	89,852
Czech Republic	81,715	79,137
Others	70,637	65,789
	1,751,919	1,670,332

U.K. and Australia
U.K.	2,144,523	1,722,485
Australia	81,409	71,481
	2,225,932	1,793,966

Germany	980,807	959,129

Finland, Poland and Baltics
Finland	883,148	842,565
Others	79,697	70,958
	962,845	913,523

Asia Pacific
Others	4,646	7,114
	4,646	7,114
	15,912,673	14,676,152
[1]    External revenue included in the U.S Commercial and State Government and U.S. Federal operating segments was $2,809,549,000 and $2,253,489,000, respectively in 2025 ($2,564,710,000 and $2,009,584,000, respectively in 2024).
29.    Segmented information (continued)
GEOGRAPHIC INFORMATION (CONTINUED)
The following table provides information for PP&E, right-of-use assets, contract costs and intangible assets based on their location:

	As at September 30, 2025	As at September 30, 2024
	$	$
U.S.	676,717	656,176
Canada	441,218	433,965
France	276,053	182,015
U.K.	223,676	107,649
Sweden	112,744	105,491
Finland	104,354	101,137
Germany	107,623	94,704
India	77,772	65,185
Netherlands	54,462	54,552
Rest of the world	104,206	94,668
	2,178,825	1,895,542
INFORMATION ABOUT SERVICES
The following table provides revenue information based on services provided by the Company for the year ended September 30:

	2025	2024
	$	$
Managed IT and business process services	8,820,863	8,041,857
Business and strategic IT consulting and systems integration services	7,091,810	6,634,295
	15,912,673	14,676,152
MAJOR CLIENT INFORMATION
Contracts with the U.S. federal government and its various agencies, included within the U.S. Federal operating segment, accounted for $2,244,649,000 and 14.1% of revenues for the year ended September 30, 2025 ($1,994,150,000 and 13.6% for the year ended September 30, 2024).